Changes in Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Changes in Shareholders' Equity

	Ordinary Shares
	Class A Ordinary Shares		Class B Ordinary Shares		Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Total Shareholders’ equity
	Number	Amounts	Number	Amounts	Amounts	Amounts	Amounts	Amounts
Balance as of January 1, 2025	1,636,807,084	16,368	741,254,447	7,413	79,883,038	1,975,487	(52,373,422)	29,508,884
Net loss	—	—	—	—	—	—	(7,338,130)	(7,338,130)
Share-based compensation	—	—	—	—	2,903,701	—	—	2,903,701
Foreign currency translation adjustment, net of nil income taxes	—	—	—	—	—	(52,090)	—	(52,090)
Balance as of June 30, 2025	1,636,807,084	16,368	741,254,447	7,413	82,786,739	1,923,397	(59,711,552)	25,022,365

	Ordinary shares
	Class A Ordinary Shares		Class B Ordinary Shares		Additional paid-in	Accumulated other comprehensive income	Accumulated deficit	Total Shareholders’ equity
	Number	Amounts	Number	Amounts	capital	Amounts	Amounts	Amounts
Balance as of January 1, 2026	2,160,310,915	21,603	741,254,447	7,413	100,820,027	1,893,379	(84,876,067)	17,866,355
Net loss	—	—	—	—	—	—	(11,126,180)	(11,126,180)
Share-based compensation	—	—	—	—	741,506	—	—	741,506
Issuance of escrowed reserve shares under the ATM Program	340,000,000	3,400			(3,400)	—	—	—
Share issuance from vest of restricted shares units	19,582,000	196			(196)	—	—	—
Share issuance upon followed-up offering, net of issuance costs of US$894,379	280,000,000	2,800			3,477,822	—	—	3,480,622
Foreign currency translation adjustment, net of nil income taxes	—	—	—	—	—	(524,335)	—	(524,335)
Balance as of June 30, 2025	2,799,892,915	27,999	741,254,447	7,413	105,035,759	1,369,044	(96,002,247)	10,437,968